Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Product Warranty

	As of December 31,
	2024	2023
Provisions for product warranty and others	$5,659	$6,506

Current	$4,240	$4,174
Non-current	1,419	2,332
	$5,659	$6,506
Movements of provisions for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Year Ended December 31
	2024	2023	2022
Balance as of January 1	6,506	8,050	15,630
Additional provisions recognized	5,193	3,209	4,240
Unused provisions reversed	—	(62)	(4,449)
Provisions used	(5,620)	(4,684)	(5,884)
Exchange differences on translation	(420)	(7)	(1,487)
Balance as of December 31	$5,659	$6,506	$8,050